Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line items]
Sales	[1]	€ 17,780	€ 17,422	€ 16,806
Tangible and intangible assets	[2]	12,644	14,605	14,538
Netherlands [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	414	393	374
Tangible and intangible assets	[2]	1,154	1,007	970
United States [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	6,084	5,948	5,742
Tangible and intangible assets	[2]	8,408	9,425	9,291
China [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	2,322	2,210	2,132
Tangible and intangible assets	[2]	959	1,167	1,194
Germany [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	1,011	965	929
Tangible and intangible assets	[2]	270	201	170
Japan [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	1,059	1,103	962
Tangible and intangible assets	[2]	457	492	455
France [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	530	513	487
Tangible and intangible assets	[2]	33	45	48
India [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	425	399	431
Tangible and intangible assets	[2]	100	121	134
Other countries [Member]
Disclosure of geographical areas [Line items]
Sales	[1]	5,935	5,891	5,749
Tangible and intangible assets	[2]	€ 1,263	€ 2,147	€ 2,276

[1]	The sales are reported based on country of destination.
[2]	Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill